Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following provides information regarding compensation actually paid to the Company’s Chief Executive Officer and our other NEOs along with the cumulative total shareholder return of the Company and a peer group index, the Company’s net income and fully-diluted earnings per share, which is the most important financial performance measure (that is not otherwise disclosed in the table) used by the Company to link compensation actually p
a
id to the Company’s NEOs, for 2025, to Company performance. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

					Value of Initial Fixed $100 Investment (3) Based On:

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO	Average Summary Compensation Table total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs (2) ($)	Cumulative TSR (Company) ($)	Cumulative TSR (Peer Group) ($)	Measurement Period	Net Income ($ in thousands)	Fully- Diluted Earnings Per Share ($)
2025	$4,607,786	$(119,282)	$1,603,839	$380,013	$129.00	$129.49	5 years	$25,359	$0.93
2024	$3,515,034	$5,130,874	$1,305,088	$1,731,647	$239.03	$124.24	4 years	$16,090	$0.54
2023	$3,260,635	$6,465,372	$1,217,370	$2,215,890	$210.89	$106.43	3 years	$41,081	$1.61
2022	$2,773,658	$(3,002,778)	$1,335,632	$(1,976,371)	$128.54	$114.04	2 years	$102,311	$3.96
2021	$2,444,169	$8,422,937	$742,621	$3,220,220	$313.20	$139.69	1 year	$112,974	$4.35

(1)
Aaron P. Graft served as our President and Chief Executive Officer for each of the years presented in the table. Compensation actually paid to Mr. Graft for each the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total compensation in Summary Compensation Table	$4,607,786	$3,515,034	$3,260,635	$2,773,658	$2,444,169

Minus: aggregate change in pension value	—	—	—	—	—

Minus: stock awards reported in Summary Compensation Table	(3,443,182)	(2,350,019)	(2,013,401)	(1,548,900)	(1,231,952)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	4,146,621	3,012,961	3,590,486	731,351	1,716,562

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(3,999,981)	1,012,293	1,439,482	(2,833,766)	5,280,948

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(1,430,526)	(59,396)	188,170	(2,125,121)	213,210

Minus: stock awards forfeited during covered fiscal year	—	—	—	$—	$—

Compensation actually paid	$(119,282)	$5,130,874	$6,465,372	$(3,002,778)	$8,422,937

*
The equity awards included above include restricted stock awards, restricted stock unit awards, performance based restricted stock unit awards and non-qualified
stock option awards granted from 2018 through 2025. The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock or restricted stock unit awards are valued based on the closing price of our common stock on the relevant measurement date. Performance restricted stock units are valued based on a Monte Carlo simulation as of the relevant measurement date consistent with ASC 718. Stock options are valued based on a Black-Scholes valuation as of the relevant measurement date consistent with ASC 718.

(2)
The other NEOs for each of the years presented in the table were as follows: for 2025, W. Bradley Voss, Edward J. Schreyer, Todd Ritterbusch and Adam D. Nelson; for 2024, W. Bradley Voss, Edward J. Schreyer, Melissa Forman-Barenblit and Todd Ritterbusch; for 2023, W. Bradley Voss, Edward J. Schreyer, Melissa Forman-Barenblit and Gail Lehmann; for 2022, W. Bradley Voss, Edward J. Schreyer, Gail Lehmann, Todd Ritterbusch and Geoffrey P. Brenner; and for 2021: W. Bradley Voss, Gail Lehmann, Adam D. Nelson, Todd Ritterbusch and R. Bryce Fowler. Compensation actually paid to such other NEOs for each the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total compensation in Summary Compensation Table	$1,603,839	$1,305,088	$1,217,370	$1,335,632	$742,621

Minus: aggregate change in pension value	—	—	—	—	—

Minus: stock awards reported in Summary Compensation Table	(958,255)	(664,341)	(573,337)	(507,859)	(216,783)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	1,154,020	851,752	1,000,546	195,655	325,645

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(988,233)	300,541	528,707	(1,657,082)	2,284,988

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(431,358)	(61,393)	42,604	(954,373)	83,749

Minus: stock awards forfeited during covered fiscal year	—	—	—	(388,344)	—

Compensation actually paid	$380,013	$1,731,647	$2,215,890	$(1,976,371)	$3,220,220

*	See Note 1 above for information on the remeasurement of fair value of stock awards at fiscal year-end and vesting dates.

(3)
Cumulative total shareholder return (TSR) assumes an initial investment of $100 as of the market close on December 31, 2020 in our common stock and in the common stock of companies within our peer group.

Company Selected Measure Name	fully-diluted earnings per share
Named Executive Officers, Footnote	The other NEOs for each of the years presented in the table were as follows: for 2025, W. Bradley Voss, Edward J. Schreyer, Todd Ritterbusch and Adam D. Nelson; for 2024, W. Bradley Voss, Edward J. Schreyer, Melissa Forman-Barenblit and Todd Ritterbusch; for 2023, W. Bradley Voss, Edward J. Schreyer, Melissa Forman-Barenblit and Gail Lehmann; for 2022, W. Bradley Voss, Edward J. Schreyer, Gail Lehmann, Todd Ritterbusch and Geoffrey P. Brenner; and for 2021: W. Bradley Voss, Gail Lehmann, Adam D. Nelson, Todd Ritterbusch and R. Bryce Fowler.
Peer Group Issuers, Footnote	Cumulative total shareholder return (TSR) assumes an initial investment of $100 as of the market close on December 31, 2020 in our common stock and in the common stock of companies within our peer group.
PEO Total Compensation Amount	$ 4,607,786	$ 3,515,034	$ 3,260,635	$ 2,773,658	$ 2,444,169
PEO Actually Paid Compensation Amount	$ (119,282)	5,130,874	6,465,372	(3,002,778)	8,422,937
Adjustment To PEO Compensation, Footnote
(1)
Aaron P. Graft served as our President and Chief Executive Officer for each of the years presented in the table. Compensation actually paid to Mr. Graft for each the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total compensation in Summary Compensation Table	$4,607,786	$3,515,034	$3,260,635	$2,773,658	$2,444,169

Minus: aggregate change in pension value	—	—	—	—	—

Minus: stock awards reported in Summary Compensation Table	(3,443,182)	(2,350,019)	(2,013,401)	(1,548,900)	(1,231,952)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	4,146,621	3,012,961	3,590,486	731,351	1,716,562

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(3,999,981)	1,012,293	1,439,482	(2,833,766)	5,280,948

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(1,430,526)	(59,396)	188,170	(2,125,121)	213,210

Minus: stock awards forfeited during covered fiscal year	—	—	—	$—	$—

Compensation actually paid	$(119,282)	$5,130,874	$6,465,372	$(3,002,778)	$8,422,937

*
The equity awards included above include restricted stock awards, restricted stock unit awards, performance based restricted stock unit awards and non-qualified
stock option awards granted from 2018 through 2025. The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock or restricted stock unit awards are valued based on the closing price of our common stock on the relevant measurement date. Performance restricted stock units are valued based on a Monte Carlo simulation as of the relevant measurement date consistent with ASC 718. Stock options are valued based on a Black-Scholes valuation as of the relevant measurement date consistent with ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 1,603,839	1,305,088	1,217,370	1,335,632	742,621
Non-PEO NEO Average Compensation Actually Paid Amount	$ 380,013	1,731,647	2,215,890	(1,976,371)	3,220,220
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The other NEOs for each of the years presented in the table were as follows: for 2025, W. Bradley Voss, Edward J. Schreyer, Todd Ritterbusch and Adam D. Nelson; for 2024, W. Bradley Voss, Edward J. Schreyer, Melissa Forman-Barenblit and Todd Ritterbusch; for 2023, W. Bradley Voss, Edward J. Schreyer, Melissa Forman-Barenblit and Gail Lehmann; for 2022, W. Bradley Voss, Edward J. Schreyer, Gail Lehmann, Todd Ritterbusch and Geoffrey P. Brenner; and for 2021: W. Bradley Voss, Gail Lehmann, Adam D. Nelson, Todd Ritterbusch and R. Bryce Fowler. Compensation actually paid to such other NEOs for each the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total compensation in Summary Compensation Table	$1,603,839	$1,305,088	$1,217,370	$1,335,632	$742,621

Minus: aggregate change in pension value	—	—	—	—	—

Minus: stock awards reported in Summary Compensation Table	(958,255)	(664,341)	(573,337)	(507,859)	(216,783)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	1,154,020	851,752	1,000,546	195,655	325,645

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(988,233)	300,541	528,707	(1,657,082)	2,284,988

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(431,358)	(61,393)	42,604	(954,373)	83,749

Minus: stock awards forfeited during covered fiscal year	—	—	—	(388,344)	—

Compensation actually paid	$380,013	$1,731,647	$2,215,890	$(1,976,371)	$3,220,220

*	See Note 1 above for information on the remeasurement of fair value of stock awards at fiscal year-end and vesting dates.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table lists the most important financial measures used by us to link compensation actually paid to our named executive officers for 2025 to Company Performance.

Relative Total Shareholder Return Fully-Diluted Earnings Per Share Banking Segment Pre-Tax Net Income LoadPay Adoption Payments Network Density Factoring Segment Market Share
For an explanation as to how these financial performance measures were used to determine 2025 pay for our chief executive officer and other named executive officers, s ee
“Compensation Discussion and Analysis – 2025 Executive Compensation Program and Pay Decisions” on page 30.

Total Shareholder Return Amount	$ 129	239.03	210.89	128.54	313.2
Peer Group Total Shareholder Return Amount	129.49	124.24	106.43	114.04	139.69
Net Income (Loss)	$ 25,359,000	$ 16,090,000	$ 41,081,000	$ 102,311,000	$ 112,974,000
Company Selected Measure Amount	0.93	0.54	1.61	3.96	4.35
PEO Name	Aaron P. Graft
Measurement Period	5 years	4 years	3 years	2 years	1 year
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Fully-Diluted Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Banking Segment Pre-Tax Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	LoadPay Adoption
Measure:: 5
Pay vs Performance Disclosure
Name	Payments Network Density
Measure:: 6
Pay vs Performance Disclosure
Name	Factoring Segment Market Share
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,146,621	$ 3,012,961	$ 3,590,486	$ 731,351	$ 1,716,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,999,981)	1,012,293	1,439,482	(2,833,766)	5,280,948
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,430,526)	(59,396)	188,170	(2,125,121)	213,210
PEO | Stock Awards Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,443,182)	(2,350,019)	(2,013,401)	(1,548,900)	(1,231,952)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,154,020	851,752	1,000,546	195,655	325,645
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(988,233)	300,541	528,707	(1,657,082)	2,284,988
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(431,358)	(61,393)	42,604	(954,373)	83,749
Non-PEO NEO | Stock Awards Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (958,255)	$ (664,341)	(573,337)	(507,859)	$ (216,783)
Non-PEO NEO | Stock Awards Forfeited During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (388,344)